Contingent Liabilities and Financial Commitments - Summary of Individual Cases (Details)	12 Months Ended
	Dec. 31, 2021 Case CASE	Dec. 31, 2020 Case	Dec. 31, 2021 Case
Individual Smoking and Health Cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases		189	222
Change in Number Increase/(Decrease)	33
Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases	1,071	1,400	1,071
Number of plaintiffs	1,304	1,725
Change in Number Increase/(Decrease)	329
Plaintiffs
Disclosure Of Commitments And Contingencies [Line Items]
Change in Number Increase/(Decrease)	421
Broin I I Cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases		1,227	1,200
Change in Number Increase/(Decrease)	(27)
Filter Cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases		48	46
Change in Number Increase/(Decrease)	(2)